Cover	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity File Number	000-54808
Entity Registrant Name	Nu-Med Plus, Inc.
Entity Central Index Key	0001543637
Entity Tax Identification Number	45-3672530
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	455 East 500 South
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	801
Local Phone Number	746-3570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false